Stock-based Compensation (Details - RSU activity) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of unvested restricted stock units, Beginning balance | shares	5,527
Weighted- average grant date fair value per share of unvested restricted stock units, Beginning balance | $ / shares	$ 74.83
Number of restricted stock units, Granted and accepted | shares	71,000
Weighted- average grant date fair value per share of restricted stock units, Granted and accepted | $ / shares	$ 2.77
Number of restricted stock units, Vested | shares	(3,997)
Weighted- average grand date fair value per share of restricted stock units, Vested | $ / shares	$ 71.10
Number of restricted stock units, Forfeited | shares	(1,530)
Weighted- average grant date fair value per share of restricted stock units, Forfeited | $ / shares	$ 84.55
Number of unvested restricted stock units, Ending balance | shares	71,000
Weighted- average grant date fair value per share of unvested restricted stock units, Ending balance | $ / shares	$ 2.77